UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/18
1 - 7	27.9
8 - 30	25.3
31 - 60	28.9
61 - 90	10.1
91 - 180	7.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
U.S. Treasury Debt	108.2%
Net Other Assets (Liabilities)*	(8.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/18
Fidelity® Treasury Only Money Market Fund	1.82%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 108.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 108.2%
U.S. Treasury Bills
11/1/18 to 4/11/19	1.95 to 2.41%	$2,358,521	$2,352,212
U.S. Treasury Notes
11/15/18 to 7/31/20	2.12 to 2.45 (b)	889,000	888,894
TOTAL U.S. TREASURY DEBT
(Cost $3,241,106)			3,241,106
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $3,241,106)			3,241,106
NET OTHER ASSETS (LIABILITIES) - (8.2)%			(245,502)
NET ASSETS - 100%			$2,995,604

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,241,106)		$3,241,106
Cash		5,158
Receivable for investments sold		19,944
Receivable for fund shares sold		2,773
Interest receivable		1,179
Total assets		3,270,160
Liabilities
Payable for investments purchased	$269,293
Payable for fund shares redeemed	3,909
Distributions payable	314
Accrued management fee	1,040
Total liabilities		274,556
Net Assets		$2,995,604
Net Assets consist of:
Paid in capital		$2,995,569
Total distributable earnings (loss)		35
Net Assets, for 2,994,760 shares outstanding		$2,995,604
Net Asset Value, offering price and redemption price per share ($2,995,604 ÷ 2,994,760 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Interest		$30,491
Expenses
Management fee	$6,405
Independent trustees' fees and expenses	7
Total expenses before reductions	6,412
Expense reductions	(2)
Total expenses after reductions		6,410
Net investment income (loss)		24,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15)
Total net realized gain (loss)		(15)
Net increase in net assets resulting from operations		$24,066

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,081	$25,797
Net realized gain (loss)	(15)	3
Net increase in net assets resulting from operations	24,066	25,800
Distributions to shareholders	(24,081)	–
Distributions to shareholders from net investment income	–	(25,797)
Total distributions	(24,081)	(25,797)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	613,474	1,045,226
Reinvestment of distributions	22,466	24,071
Cost of shares redeemed	(813,282)	(1,616,768)
Net increase (decrease) in net assets and shares resulting from share transactions	(177,342)	(547,471)
Total increase (decrease) in net assets	(177,357)	(547,468)
Net Assets
Beginning of period	3,172,961	3,720,429
End of period	$2,995,604	$3,172,961

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.008	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.008	–A	–A	–A	–A
Distributions from net investment income	(.008)	(.008)	–A	–A	–A	–A
Total distributions	(.008)	(.008)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.79%	.77%	.07%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.38%	.16%	.05%	.06%
Expenses net of all reductions	.42%E	.42%	.38%	.16%	.04%	.06%
Net investment income (loss)	1.56%E	.76%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,996	$3,173	$3,720	$4,437	$4,597	$5,055

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$3,241,106

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	.42%	$1,000.00	$1,007.90	$2.13
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity Treasury Only Money Market Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Treasury Only MM - Net
Treasury Only MM - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
34
34
34
32
32
30
31
30
28
29
42
42
42
42
42
31
31
31
31
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	45%	45%	45%	45%	69%
Funds	191	180	156	131	142
ASPG Quartile	3rd	2nd	3rd	3rd	4th

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017. The Board also noted supplemental information presented for the Board's consideration showing that, if the fund were ranked using a hypothetical net management fee, the fund's management fee rate would rank below the median for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2018

Days	% of fund's investments 10/31/18
1 - 7	49.8
8 - 30	34.9
31 - 60	2.5
61 - 90	5.1
91 - 180	7.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
Certificates of Deposit	39.9%
Commercial Paper	35.0%
Variable Rate Demand Notes (VRDNs)	0.1%
Non-Negotiable Time Deposit	10.7%
Other Instruments	1.2%
Repurchase Agreements	15.4%
Net Other Assets (Liabilities)*	(2.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/18
Fidelity® Money Market Fund	1.99%
Premium Class	2.11%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2018, the most recent period shown in the table, would have been 2.02% for Premium Class.

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 9.1%
CIC London Branch
11/1/18 to 11/6/18	2.33 to 2.34%	$689,000	$688,906
Credit Agricole SA London Branch
11/1/18	2.30	117,000	117,000
ING Bank NV
11/16/18 to 11/23/18	2.31	546,000	546,000
Mitsubishi UFJ Trust & Banking Corp.
11/26/18 to 1/10/19	2.32 to 2.49	203,000	202,755
Mizuho Bank Ltd. London Branch
11/7/18 to 1/22/19	2.34 to 2.55	507,000	505,768
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/7/18 to 3/1/19	2.32 to 2.77	570,000	568,144
			2,628,573
New York Branch, Yankee Dollar, Foreign Banks - 30.8%
Bank of Montreal
11/27/18 to 2/7/19	2.30 to 2.46	320,000	320,000
Bank of Montreal Chicago CD Program
1/7/19 to 3/11/19	2.43 to 2.54 (b)(c)	899,000	899,000
KBC Bank NV
11/16/18	2.25	375,000	375,000
Landesbank Baden-Wuerttemberg New York Branch
11/1/18 to 1/2/19	2.28 to 2.70	1,261,200	1,261,200
Landesbank Hessen-Thuringen
11/5/18	2.21	66,743	66,743
Mitsubishi UFJ Trust & Banking Corp.
11/5/18 to 3/1/19	2.28 to 2.70 (b)	549,000	549,000
Mizuho Corporate Bank Ltd.
11/5/18 to 3/1/19	2.28 to 2.75 (b)	685,000	685,000
Natexis Banques Populaires New York Branch
11/1/18	2.34	250,000	250,000
Natixis SA
1/31/19	2.53	420,000	420,000
Royal Bank of Canada
1/22/19 to 3/20/19	2.43 to 2.53 (b)(c)	547,700	547,700
Sumitomo Mitsui Banking Corp.
11/13/18 to 2/19/19	2.43 to 2.50 (b)(c)	1,392,000	1,392,000
Sumitomo Mitsui Trust Bank Ltd.
1/14/19 to 1/28/19	2.43 to 2.45 (b)(c)	481,700	481,700
Svenska Handelsbanken AB
1/4/19 to 4/17/19	2.47 (b)(c)	532,000	532,000
Swedbank AB
11/1/18 to 11/6/18	2.20 to 2.21	824,971	824,971
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.45 to 2.52 (b)	254,000	254,000
			8,858,314
TOTAL CERTIFICATE OF DEPOSIT
(Cost $11,486,887)			11,486,887

Financial Company Commercial Paper - 31.8%
Bank of Nova Scotia
1/14/19 to 5/22/19	2.43 to 2.54 (b)(c)	697,000	697,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
11/14/18 to 1/10/19	2.35 to 2.52 (d)	219,100	218,523
Bayerische Landesbank
11/1/18 to 11/7/18	2.29	1,432,490	1,432,189
BNP Paribas New York Branch
11/8/18	2.25	138,750	138,690
BPCE SA
11/8/18 to 12/6/18	2.27 to 2.35	481,000	480,385
Canadian Imperial Bank of Commerce
11/5/18 to 3/18/19	2.44 to 2.58 (b)(c)	1,317,000	1,317,000
Credit Agricole CIB
2/1/19 to 2/4/19	2.57 to 2.58	207,000	205,636
Credit Suisse AG
2/8/19	2.69	151,000	149,891
J.P. Morgan Securities, LLC
1/4/19 to 4/16/19	2.44 to 2.54 (b)	1,022,000	1,021,437
Landesbank Baden-Wurttemberg
1/2/19	2.71	172,000	171,200
Landesbank Hessen-Thuringen
11/8/18	2.26	113,000	112,951
Mitsubishi UFJ Trust & Banking Corp.
11/9/18	2.28	36,600	36,582
Royal Bank of Canada
4/1/19 to 4/18/19	2.39 to 2.50 (b)(c)	580,000	580,000
Sumitomo Mitsui Trust Bank Ltd.
11/26/18 to 1/22/19	2.29 to 2.58	309,000	307,523
Sumitomo Trust & Banking Co. Ltd.
1/17/19	2.57	29,000	28,842
The Toronto-Dominion Bank
1/11/19 to 5/13/19	2.43 to 2.54 (b)	1,140,000	1,138,491
Toyota Motor Credit Corp.
1/7/19 to 4/24/19	2.49 to 2.54 (b)(c)	287,000	287,000
UBS AG London Branch
11/5/18 to 4/9/19	2.45 to 2.75 (b)(c)	848,000	848,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $9,171,340)			9,171,340

Asset Backed Commercial Paper - 0.9%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/1/19	2.59	35,000	34,770
2/4/19	2.59	53,000	52,641
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
11/7/18	2.28	52,000	51,980
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/16/19	2.53	108,249	107,675
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $247,066)			247,066

Non-Financial Company Commercial Paper - 2.3%
American Electric Power Co., Inc.
11/2/18	2.46	25,000	24,998
Bell Canada
11/9/18 to 12/3/18	2.36 to 2.51	81,000	80,884
Comcast Corp.
11/1/18	2.45	96,250	96,250
Dominion Resources, Inc.
11/1/18 to 12/13/18	2.48 to 2.55	97,600	97,487
Duke Energy Corp.
11/1/18 to 11/13/18	2.34 to 2.45	54,600	54,593
Eversource Energy
11/1/18	2.34	21,000	21,000
Florida Power & Light Co.
11/14/18	2.38	16,000	15,986
NBCUniversal Enterprise, Inc.
11/1/18	2.42 (d)	1,502	1,502
11/1/18	2.40 (d)	6,000	6,000
11/1/18	2.42 (d)	3,000	3,000
Rogers Communications, Inc.
11/27/18	2.54	9,000	8,984
11/29/18	2.54	11,000	10,978
11/6/18	2.45	12,000	11,996
11/6/18	2.45	12,000	11,996
11/9/18	2.45	12,000	11,993
11/9/18	2.45	13,000	12,993
11/9/18	2.45	32,000	31,983
Sempra Global
11/13/18	2.40	9,000	8,993
11/14/18	2.43	9,000	8,992
11/15/18	2.43	9,000	8,992
11/5/18	2.42	14,000	13,996
11/7/18	2.40	8,000	7,997
11/8/18	2.41	15,000	14,993
12/4/18	2.52	20,000	19,954
12/5/18	2.52	23,000	22,945
12/6/18	2.52	9,000	8,978
Virginia Electric & Power Co.
11/1/18	2.39	40,000	40,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $658,463)			658,463

Other Instrument - 1.2%
Master Notes - 1.2%
Toyota Motor Credit Corp.
11/7/18
(Cost $348,000)	2.57 (b)(c)	348,000	348,000

Variable Rate Demand Note - 0.1%
Florida - 0.1%
Florida Timber Fin. III LLC Taxable 11/7/18, LOC Wells Fargo Bank NA, VRDN
11/7/18
(Cost $40,000)	2.29 (b)	40,000	40,000

Non-Negotiable Time Deposit - 10.7%
Time Deposits - 10.7%
Australia & New Zealand Banking Group Ltd.
11/5/18 to 11/7/18	2.23	792,000	792,000
Barclays Bank PLC
11/1/18	2.22	1,099,284	1,099,284
Citizens Bank NA (BD)
11/6/18	2.28	88,000	88,000
Credit Agricole CIB
11/1/18 to 11/7/18	2.28	1,104,700	1,104,700
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,083,984)			3,083,984

U.S. Government Agency Repurchase Agreement - 2.3%
	Maturity Amount (000s)	Value (000s)
With:
Barclays Bank PLC at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $70,184,616, 4.00%, 10/1/48)	$68,830	$68,800
BMO Capital Markets Corp. at 2.21%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $35,713,150, 2.50% - 6.05%, 8/1/20 - 9/20/68)	35,015	35,000
Citibank NA at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $105,146,911, 1.25% - 3.13%, 5/15/20 - 8/15/44)	103,044	103,000
Deutsche Bank Securities, Inc. at 2.23%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $41,202,553, 3.25%, 3/15/50)	40,002	40,000
HSBC Securities, Inc. at 2.21%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $159,129,768, 2.23% - 4.50%, 11/1/25 - 10/1/48)	156,067	156,000
ING Financial Markets LLC at 2.21%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $24,489,018, 0.00% - 4.50%, 1/3/19 - 8/20/48)	24,010	24,000
Merrill Lynch, Pierce, Fenner & Smith at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $34,684,258, 4.50%, 10/20/48)	34,015	34,000
Nomura Securities International, Inc. at 2.22%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $100,085,183, 0.00% - 7.50%, 11/8/18 - 8/20/68)	98,006	98,000
11/7/18 (Collateralized by U.S. Government Obligations valued at $96,905,976, 0.00% - 9.00%, 11/15/18 - 3/20/65)	95,041	95,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $653,800)		653,800

U.S. Treasury Repurchase Agreement - 5.2%
With:
Commerz Markets LLC at:
2.23%, dated:
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $83,650,455, 0.00% - 2.75%, 9/30/19 - 8/15/26)	82,036	82,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $416,185,780, 0.00% - 3.00%, 2/15/19 - 8/15/26)	408,025	408,000
2.24%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $84,492,811, 0.00% - 3.75%, 9/30/19 - 8/15/41)	82,836	82,800
Deutsche Bank AG at 2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $348,869,699, 1.13% - 8.13%, 12/31/18 - 2/15/44)	342,021	342,000
Deutsche Bank Securities, Inc. at:
2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $31,621,982, 2.88%, 5/31/25)	31,002	31,000
2.23%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $83,671,104, 2.13%, 5/15/25)	82,036	82,000
Nomura Securities International, Inc. at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $475,483,176, 0.00% - 6.75%, 11/15/18 - 5/15/48)	465,321	465,121
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,492,921)		1,492,921

Other Repurchase Agreement - 7.9%
Other Repurchase Agreement - 7.9%
With:
BNP Paribas at 2.32%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $132,523,563, 0.00% - 8.13%, 10/9/19 - 5/15/87)	128,008	128,000
Citigroup Global Markets, Inc. at:
2.75%, dated 8/30/18 due 11/28/18 (Collateralized by Municipal Bond Obligations valued at $64,358,241, 1.23% - 5.73%, 3/15/24 - 5/1/40)	61,419	61,000
2.8%, dated 8/20/18 due 11/16/18 (Collateralized by Mortgage Loan Obligations valued at $15,840,168, 0.24% - 3.08%, 2/9/24 - 6/25/57)	15,103	15,000
HSBC Securities, Inc. at 2.39%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $33,602,232, 2.20% - 5.25%, 1/10/20 - 7/15/48)	32,002	32,000
ING Financial Markets LLC at 2.7%, dated 10/30/18 due 12/5/18 (Collateralized by Equity Securities valued at $68,050,229)(b)(c)(e)	63,279	63,000
J.P. Morgan Securities, LLC at 2.39%, dated 10/30/18 due 11/6/18 (Collateralized by Commercial Paper valued at $163,791,746, 0.00% - 4.35%, 11/1/18 - 9/25/47)	159,074	159,000
Merrill Lynch, Pierce, Fenner & Smith at 2.45%, dated 10/23/18 due 11/6/18 (Collateralized by Equity Securities valued at $34,581,168)	32,030	32,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.36%, dated 10/31/18 due 11/1/18 (Collateralized by Equity Securities valued at $103,207,507)	96,006	96,000
Mizuho Securities U.S.A., Inc. at:
2.43%, dated 10/25/18 due 11/7/18 (Collateralized by Equity Securities valued at $34,576,352)	32,030	32,000
2.44%, dated:
10/30/18 due 11/7/18 (Collateralized by Equity Securities valued at $103,694,076)	96,091	96,000
10/31/18 due:
11/1/18 (Collateralized by Equity Securities valued at $51,843,540)	48,003	48,000
11/7/18 (Collateralized by Equity Securities valued at $51,843,540)	48,046	48,000
2.53%, dated 10/19/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $16,334,981, 2.63%, 7/15/21)	16,016	16,000
RBC Capital Markets Co. at 2.78%, dated 10/16/18 due 12/17/18 (Collateralized by Municipal Bond Obligations valued at $116,962,891, 5.00%, 11/15/26 - 10/1/46)	111,531	111,000
RBS Securities, Inc. at 2.36%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $301,065,057, 0.00% - 4.88%, 10/9/19 - 1/12/29)	288,019	288,000
Societe Generale at:
2.32%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $452,498,291, 0.00% - 7.88%, 11/23/18 - 3/30/67)	431,028	431,000
2.47%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $205,564,237, 2.10% - 12.75%, 11/13/18 - 7/15/46)	191,013	191,000
2.67%, dated 10/31/18 due 12/3/18 (Collateralized by Corporate Obligations valued at $102,746,579, 0.00% - 11.00%, 11/23/18 - 1/1/49)	96,235	96,000
Wells Fargo Securities, LLC at:
2.32%, dated 10/31/18 due 11/1/18 (Collateralized by Corporate Obligations valued at $97,927,109, 1.63%, 5/12/20)	96,006	96,000
2.36%, dated 10/31/18 due 11/1/18 (Collateralized by Equity Securities valued at $120,967,937)	112,007	112,000
2.39%, dated:
10/29/18 due 11/5/18 (Collateralized by Equity Securities valued at $103,700,821)	96,045	96,000
10/31/18 due 11/1/18 (Collateralized by Equity Securities valued at $34,562,295)	32,002	32,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,279,000)		2,279,000
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $29,461,461)		29,461,461
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(658,250)
NET ASSETS - 100%		$28,803,211

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $229,025,000 or 0.8% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,425,721) — See accompanying schedule: Unaffiliated issuers (cost $29,461,461)		$29,461,461
Cash		283
Receivable for fund shares sold		222,760
Interest receivable		25,960
Prepaid expenses		41
Receivable from investment adviser for expense reductions		1,279
Other receivables		198
Total assets		29,711,982
Liabilities
Payable for investments purchased	$732,291
Payable for fund shares redeemed	117,400
Distributions payable	49,156
Accrued management fee	5,885
Other affiliated payables	2,675
Other payables and accrued expenses	1,364
Total liabilities		908,771
Net Assets		$28,803,211
Net Assets consist of:
Paid in capital		$28,803,072
Total distributable earnings (loss)		139
Net Assets		$28,803,211
Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($4,055,441 ÷ 4,055,039 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,747,770 ÷ 24,745,271 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2018 (Unaudited)
Investment Income
Interest (including $53 from affiliated interfund lending)		$271,994
Expenses
Management fee	$29,856
Transfer agent fees	12,901
Accounting fees and expenses	685
Custodian fees and expenses	84
Independent trustees' fees and expenses	50
Registration fees	1,551
Audit	26
Legal	16
Interest	5
Miscellaneous	36
Total expenses before reductions	45,210
Expense reductions	(6,892)
Total expenses after reductions		38,318
Net investment income (loss)		233,676
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		97
Total net realized gain (loss)		97
Net increase in net assets resulting from operations		$233,773

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,676	$168,185
Net realized gain (loss)	97	21
Net increase in net assets resulting from operations	233,773	168,206
Distributions to shareholders	(233,677)	–
Distributions to shareholders from net investment income	–	(168,187)
Total distributions	(233,677)	(168,187)
Share transactions - net increase (decrease)	10,096,955	9,088,029
Total increase (decrease) in net assets	10,097,051	9,088,048
Net Assets
Beginning of period	18,706,160	9,618,112
End of period	$28,803,211	$18,706,160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.011	.005	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.011	.005	.001	–A	–A
Distributions from net investment income	(.009)	(.011)	(.005)	(.001)	–A	–A
Total distributions	(.009)	(.011)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.93%	1.11%	.52%	.09%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.42%	.36%	.26%	.25%
Expenses net of all reductions	.42%E	.42%	.42%	.36%	.26%	.25%
Net investment income (loss)	1.84%E	1.15%	.55%	.15%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,055	$3,209	$2,301	$2,126	$2,316	$2,601

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.012	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.010	.012	.006	.002	–B
Distributions from net investment income	(.010)	(.012)	(.006)	(.002)	–B
Total distributions	(.010)	(.012)	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	1.23%	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.30%	.28%F
Expenses net of all reductions	.30%F	.30%	.30%	.30%	.28%F
Net investment income (loss)	1.96%F	1.27%	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$24,748	$15,497	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value (NAV) per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $197 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$29,461,461

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $41,000 and the weighted average interest rate was 1.41% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$2,767.15
Premium Class	10,134.10
	$12,901

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$14,268	2.18%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced Premium Class' expenses by $6,890.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018
Distributions to shareholders
Fidelity Money Market Fund	$33,462	$–
Premium Class	200,215	–
Total	$233,677	$–
From net investment income
Fidelity Money Market Fund	$–	$30,628
Premium Class	–	137,559
Total	$--	$168,187

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2018	Year ended April 30, 2018
Fidelity Money Market Fund
Shares sold	2,565,273	3,190,147
Reinvestment of distributions	30,502	28,266
Shares redeemed	(1,749,576)	(2,309,543)
Net increase (decrease)	846,199	908,870
Premium Class
Shares sold	18,952,350	18,546,933
Reinvestment of distributions	183,736	125,771
Shares redeemed	(9,885,330)	(10,493,545)
Net increase (decrease)	9,250,756	8,179,159

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,009.30	$2.13
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Premium Class	.30%
Actual		$1,000.00	$1,009.90	$1.52
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, before the Board approved an amended and restated management contract for the fund as discussed below, the fund was compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below. Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Money Market - Net
Money Market - Gross
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
34
34
34
34
42
28
34
31
25
20
34
32
25
25
32
28
25
25
32
29
25
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	36%	16%	23%	32%	33%
Funds	191	180	156	131	142
ASPG Quartile	2nd	1st	1st	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Premium Class ranked below the competitive median for 2017 and the total expense ratio of the retail class ranked equal to the competitive median for 2017.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Advisor M Class Fidelity® Government Money Market Fund Premium Class Semi-Annual Report October 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2018

Days	% of fund's investments 10/31/18
1 - 7	49.5
8 - 30	19.4
31 - 60	10.3
61 - 90	6.9
91 - 180	12.8
> 180	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
U.S. Treasury Debt	12.6%
U.S. Government Agency Debt	41.4%
Repurchase Agreements	47.0%
Net Other Assets (Liabilities)*	(1.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

10/31/18
Capital Reserves Class	1.29%
Daily Money Class	1.54%
Advisor M Class	1.56%
Fidelity® Government Money Market Fund	1.82%
Premium Class	1.92%
Class K6	1.99%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2018, the most recent period shown in the table, would have been 1.53% for Daily Money Class, 1.88% for Premium Class, 1.55% for Class M and 1.96% for Class K6.

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bills
11/8/18 to 4/18/19	2.03 to 2.44%	$11,063,668,200	$10,985,386,329
U.S. Treasury Notes
11/30/18 to 4/30/20	2.07 to 2.45 (b)	2,855,300,000	2,852,255,715
TOTAL U.S. TREASURY DEBT
(Cost $13,837,642,044)			13,837,642,044

U.S. Government Agency Debt - 41.4%
Federal Agencies - 41.4%
Fannie Mae
1/28/19 to 4/30/20	2.19 to 2.30 (b)	1,316,965,000	1,316,601,444
Federal Farm Credit Bank
5/6/19	2.18 (b)(c)	82,990,000	82,989,362
Federal Home Loan Bank
11/1/18 to 2/10/20	1.92 to 2.49 (b)	43,054,940,000	42,977,557,298
9/20/19 to 10/15/19	2.28 to 2.41 (d)	691,900,000	691,889,042
Freddie Mac
11/27/18 to 3/20/19	2.17 to 2.38 (b)	197,000,000	195,634,696
Freddie Mac
9/20/19	2.28 (d)	291,800,000	291,800,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $45,556,471,842)			45,556,471,842

U.S. Government Agency Repurchase Agreement - 20.1%
	Maturity Amount	Value
In a joint trading account at:
2.2% dated 10/31/18 due 11/1/18 (Collateralized by U.S. Government Obligations) #	$35,778,189	$35,776,000
2.21% dated 10/31/18 due 11/1/18 (Collateralized by U.S. Government Obligations) #	12,336,167,599	12,335,409,000
With:
Barclays Bank PLC at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $267,272,811, 4.00%, 6/1/48 - 10/1/48)	262,112,587	262,000,000
BMO Capital Markets Corp. at 2.21%, dated:
10/19/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $90,852,448, 2.50% - 7.50%, 10/1/25 - 9/20/68)	89,169,372	89,000,000
10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $135,709,969, 0.00% - 5.50%, 7/15/20 - 2/20/68)	133,057,153	133,000,000
BNP Paribas, SA at:
2.11%, dated 8/21/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $413,485,884, 0.00% - 7.00%, 7/1/19 - 10/1/48)	403,115,275	401,000,000
2.14%, dated 8/27/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $227,110,262, 0.00% - 6.63%, 8/15/19 - 11/1/48)	222,195,487	221,000,000
2.22%, dated 10/16/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $75,960,041, 0.00% - 7.00%, 12/6/18 - 9/15/48)	74,141,463	74,000,000
2.23%, dated 10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $77,058,502, 0.00% - 7.00%, 1/3/19 - 8/15/48)	75,178,378	74,900,000
Citibank NA at:
2.2%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $75,490,661, 0.13% - 2.75%, 6/30/20 - 1/15/29)	74,031,656	74,000,000
2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $401,247,875, 0.00% - 11.00%, 2/28/19 - 7/1/48)	392,168,451	392,000,000
Deutsche Bank Securities, Inc. at 2.23%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Government Obligations valued at $159,659,890, 3.00%, 1/15/56)	155,009,601	155,000,000
HSBC Securities, Inc. at 2.21%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $605,917,194, 2.54% - 6.00%, 7/1/20 - 4/1/56)	594,255,255	594,000,000
ING Financial Markets LLC at:
2.16%, dated 9/7/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $151,458,217, 0.00% - 4.50%, 1/3/19 - 6/1/48)	148,532,800	148,000,000
2.21%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $92,854,193, 0.00% - 4.50%, 1/3/19 - 9/1/48)	91,039,105	91,000,000
2.22%, dated 9/17/18 due 12/17/18 (Collateralized by U.S. Government Obligations valued at $91,031,915, 0.00% - 5.00%, 1/3/19 - 10/1/48)	89,499,438	89,000,000
2.23%, dated:
9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $151,362,099, 0.00% - 5.25%, 1/31/19 - 8/20/48)	148,834,268	148,000,000
9/20/18 due 12/20/18 (Collateralized by U.S. Government Obligations valued at $211,689,322, 0.00% - 4.50%, 1/3/19 - 9/1/48)	208,166,848	207,000,000
2.26%, dated 10/16/18 due 12/20/18 (Collateralized by U.S. Government Obligations valued at $61,261,472, 0.00% - 7.00%, 1/3/19 - 6/20/48)	60,244,833	60,000,000
2.32%, dated 10/11/18 due 1/9/19 (Collateralized by U.S. Government Obligations valued at $44,940,738, 0.00% - 4.50%, 1/3/19 - 5/20/48)	44,255,200	44,000,000
2.33%, dated 10/16/18 due 1/15/19 (Collateralized by U.S. Government Obligations valued at $44,926,476, 0.00% - 4.50%, 1/3/19 - 5/20/48)	44,259,148	44,000,000
2.36%, dated 10/23/18 due 1/18/19 (Collateralized by U.S. Government Obligations valued at $106,142,591, 0.00% - 4.50%, 1/3/19 - 5/1/48)	104,593,147	104,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.2%, dated 10/5/18 due 11/5/18 (Collateralized by U.S. Government Obligations valued at $461,800,717, 3.00% - 5.00%, 10/1/28 - 10/1/48)	452,856,289	452,000,000
2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $133,636,406, 4.00%, 4/20/47)	131,056,294	131,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.23%, dated 10/5/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $154,277,599, 3.00% - 5.00%, 9/1/31 - 9/1/48)	151,589,278	151,000,000
2.24%, dated 10/5/18 due 12/6/18 (Collateralized by U.S. Government Obligations valued at $200,255,866, 2.50% - 5.00%, 11/1/26 - 9/1/48)	196,756,124	196,000,000
2.25%, dated:
10/16/18 due 12/14/18 (Collateralized by U.S. Government Obligations valued at $197,056,861, 2.38% - 4.00%, 11/1/24 - 6/1/48)	193,711,688	193,000,000
10/22/18 due 12/21/18 (Collateralized by U.S. Government Obligations valued at $167,384,551, 2.32% - 4.17%, 1/1/27 - 7/1/48)	164,615,000	164,000,000
2.26%, dated 10/23/18 due:
12/24/18 (Collateralized by U.S. Government Obligations valued at $75,522,646, 2.34% - 6.50%, 1/1/24 - 3/1/50)	74,288,024	74,000,000
12/26/18 (Collateralized by U.S. Government Obligations valued at $257,185,228, 3.00% - 5.00%, 8/15/40 - 11/1/48)	253,012,480	252,000,000
2.27%, dated 10/31/18 due:
12/31/18 (Collateralized by U.S. Government Obligations valued at $211,153,314, 2.98% - 3.60%, 11/1/23 - 7/1/48)	207,796,203	207,000,000
1/2/19 (Collateralized by U.S. Government Obligations valued at $75,484,760, 0.00% - 4.00%, 4/1/25 - 10/1/48)	74,293,965	74,000,000
2.28%, dated 10/31/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $150,969,561, 2.00% - 6.00%, 3/1/25 - 9/1/48)	148,599,893	148,000,000
Nomura Securities International, Inc. at 2.22%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Government Obligations valued at $382,523,588, 0.00% - 7.50%, 11/13/18 - 11/20/64)	375,023,125	375,000,000
11/7/18 (Collateralized by U.S. Government Obligations valued at $368,242,708, 2.57% - 4.16%, 5/1/27 - 7/1/48)	361,155,832	361,000,000
RBC Capital Markets Corp. at 2.22%, dated 9/13/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $753,060,036, 2.00% - 6.00%, 12/1/22 - 9/20/48)	740,130,187	736,000,000
RBC Financial Group at:
2.2%, dated 9/20/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $755,880,803, 2.18% - 6.96%, 11/1/23 - 3/16/52)	741,709,667	739,000,000
2.31%, dated 10/16/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $189,819,974, 2.46% - 6.00%, 11/1/25 - 10/1/48)	186,973,573	185,900,000
2.35%, dated 10/26/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $135,759,707, 2.10% - 6.50%, 4/1/26 - 9/1/48)	133,781,375	133,000,000
2.36%, dated:
10/29/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $301,187,825, 2.45% - 6.96%, 4/1/26 - 10/1/48)	296,759,839	295,000,000
10/30/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $301,287,284, 2.00% - 8.00%, 6/1/20 - 10/20/48)	296,759,839	295,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.27%, dated 10/19/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $190,091,593, 2.00% - 3.50%, 1/15/21 - 5/1/48)	186,114,153	185,950,000
2.28%, dated:
10/23/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $195,201,852, 3.50%, 9/1/47 - 10/1/47)	191,169,353	191,000,000
10/25/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $193,138,675, 3.50%, 1/1/48 - 3/1/48)	189,167,580	189,000,000
10/26/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $194,130,755, 3.00%, 1/1/47)	190,168,467	190,000,000
10/30/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $191,052,268, 3.50%, 1/1/48)	187,165,807	187,000,000
2.29%, dated 11/2/18 due 11/7/18(e)	188,167,424	188,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,068,935,000)		22,068,935,000

U.S. Treasury Repurchase Agreement - 26.9%
With:
Barclays Bank PLC at 2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $25,751,620, 2.75%, 7/31/23 - 8/15/47)	25,001,542	25,000,000
Barclays Capital, Inc. at 2.19%, dated 10/31/18 due 11/1/18
(Collateralized by U.S. Treasury Obligations valued at $55,922,856, 2.75%, 4/30/23)	54,803,334	54,800,000
(Collateralized by U.S. Treasury Obligations valued at $92,820,000, 2.88%, 10/31/20)	91,005,536	91,000,000
BMO Harris Bank NA at:
2.08%, dated 8/9/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $95,301,605, 3.75%, 11/15/18)	93,483,600	93,000,000
(Collateralized by U.S. Treasury Obligations valued at $41,007,829, 3.75%, 11/15/18)	40,208,000	40,000,000
2.17%, dated 9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,297,474, 2.13% - 3.88%, 11/15/18 - 8/15/40)	134,565,406	134,000,000
BNP Paribas, SA at:
2.13%, dated 8/27/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $412,013,524, 0.00% - 8.00%, 12/6/18 - 2/15/48)	402,153,667	400,000,000
2.14%, dated 8/28/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $308,409,867, 0.00% - 5.50%, 11/8/18 - 8/15/46)	301,622,833	300,000,000
2.15%, dated:
9/6/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $276,093,994, 0.00% - 7.50%, 12/6/18 - 2/15/47)	270,445,875	269,000,000
9/7/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $550,969,184, 0.00% - 8.00%, 12/6/18 - 8/15/47)	539,886,375	537,000,000
2.16%, dated:
9/10/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,106,487, 0.00% - 8.13%, 12/31/18 - 8/15/47)	134,731,640	134,000,000
9/14/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $410,208,188, 0.00% - 8.00%, 12/6/18 - 11/15/47)	402,443,600	401,000,000
2.17%, dated:
9/12/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $548,619,746, 0.00% - 8.13%, 1/3/19 - 11/15/46)	537,902,375	535,000,000
9/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,050,812, 0.00% - 5.25%, 12/6/18 - 2/15/48)	134,484,633	134,000,000
2.19%, dated:
9/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,565,580, 0.00% - 8.00%, 11/8/18 - 8/15/47)	134,741,802	134,000,000
9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $306,898,966, 0.00% - 8.00%, 11/8/18 - 2/15/47)	301,441,405	299,800,000
2.2%, dated:
9/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,300,778, 0.00% - 8.00%, 11/8/18 - 2/15/48)	266,975,333	266,000,000
9/26/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $271,209,622, 0.00% - 8.13%, 11/8/18 - 2/15/48)	265,987,861	265,000,000
9/27/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $678,805,181, 0.00% - 8.13%, 11/8/18 - 8/15/47)	666,475,244	664,000,000
2.21%, dated:
10/2/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $440,481,504, 0.00% - 8.00%, 12/6/18 - 2/15/48)	432,640,434	431,000,000
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $277,916,946, 0.00% - 8.13%, 12/6/18 - 8/15/46)	273,018,564	272,000,000
10/5/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $278,240,955, 0.00% - 7.63%, 12/6/18 - 2/15/48)	273,001,867	272,000,000
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $275,067,941, 0.00% - 8.00%, 11/8/18 - 2/15/46)	269,495,408	269,000,000
10/16/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,937,296, 0.00% - 8.13%, 12/6/18 - 2/15/48)	134,255,009	134,000,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $549,200,415, 0.00% - 5.38%, 12/6/18 - 8/15/47)	539,023,844	538,000,000
2.22%, dated:
10/10/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,905,194, 0.00% - 8.00%, 12/6/18 - 5/15/47)	200,752,333	200,000,000
10/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $411,976,271, 0.00% - 9.00%, 11/15/18 - 2/15/48)	404,515,952	403,000,000
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $412,189,480, 0.00% - 7.50%, 11/8/18 - 2/15/48)	404,491,100	403,000,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,600,048, 0.00% - 8.13%, 1/31/19 - 8/15/47)	269,995,300	269,000,000
CIBC Bank U.S.A. at 2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $246,076,655, 1.38% - 3.63%, 11/30/19 - 11/15/46)	241,103,094	241,000,000
Commerz Markets LLC at:
2.23%, dated:
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $319,303,878, 0.00% - 2.88%, 9/30/19 - 8/15/46)	313,135,720	313,000,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,590,590,426, 1.25% - 3.00%, 3/31/20 - 11/15/46)	1,559,096,571	1,559,000,000
2.24%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $320,419,527, 0.00% - 3.75%, 10/10/19 - 8/15/41)	314,136,764	314,000,000
Credit AG at:
2.19%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $272,439,485, 1.13% - 2.13%, 8/31/21 - 2/29/24)	267,113,698	267,000,000
2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,356,651, 2.13% - 2.75%, 2/29/24 - 8/31/25)	267,114,217	267,000,000
Deutsche Bank AG at 2.22%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $517,192,666, 0.00% - 8.75%, 12/31/18 - 2/15/47)	506,031,203	506,000,000
Deutsche Bank Securities, Inc. at:
2.21%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $826,995,055, 0.00% - 6.50%, 12/18/18 - 11/15/39)	810,348,075	810,000,000
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $411,993,151, 1.75% - 3.75%, 6/30/22 - 8/15/41)	403,173,178	403,000,000
2.23%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $318,358,338, 0.00% - 2.25%, 11/8/18 - 11/15/27)	312,135,287	312,000,000
Fixed Income Clearing Corp. - BNYM at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $2,680,560,068, 1.00% - 2.63%, 11/15/19 - 1/15/25)	2,628,161,330	2,628,000,000
HSBC Securities, Inc. at:
2.19%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $402,949,022, 1.00% - 2.63%, 11/30/18 - 9/30/23)	395,168,204	395,000,000
2.2%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $135,133,428, 1.63%, 8/31/19)	132,008,067	132,000,000
11/7/18 (Collateralized by U.S. Treasury Obligations valued at $205,032,529, 0.00% - 2.88%, 11/8/18 - 11/15/26)	201,085,983	201,000,000
ING Financial Markets LLC at:
2.2%, dated:
10/23/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $81,644,889, 0.00% - 6.00%, 1/3/19 - 2/15/26)	80,068,444	80,000,000
10/31/18 due:
11/1/18 (Collateralized by U.S. Treasury Obligations valued at $542,382,553, 1.38% - 2.63%, 5/31/20 - 11/30/20)	531,032,450	531,000,000
11/7/18 (Collateralized by U.S. Treasury Obligations valued at $81,605,018, 1.38% - 6.63%, 1/31/19 - 2/15/48)	80,034,222	80,000,000
2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $109,241,042, 1.38% - 1.63%, 6/30/19 - 1/15/20)	107,006,569	107,000,000
Lloyds Bank PLC at:
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $67,687,871, 1.00% - 6.00%, 11/30/19 - 2/15/26)	66,352,513	66,000,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $69,652,058, 2.00% - 6.00%, 4/30/24 - 2/15/26)	68,368,409	68,000,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $205,694,394, 1.00% - 6.75%, 11/30/19 - 8/15/26)	201,998,700	200,900,000
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,172,711, 1.50% - 6.00%, 4/15/20 - 2/15/26)	269,483,603	268,000,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $217,738,876, 1.25% - 6.00%, 10/31/19 - 2/15/26)	214,206,053	213,000,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $275,051,367, 1.75% - 6.75%, 9/30/19 - 11/15/27)	269,457,250	268,000,000
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $206,252,275, 6.75%, 8/15/26)	203,275,742	202,000,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $137,025,666, 6.00%, 2/15/26)	134,811,593	134,000,000
Mizuho Securities U.S.A., Inc. at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,211,742,502, 1.38% - 2.88%, 2/28/19 - 3/31/25)	1,188,072,930	1,188,000,000
MUFG Securities (Canada), Ltd. at:
2.2%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $144,901,990, 1.13% - 2.88%, 3/31/20 - 5/15/28)	142,060,744	142,000,000
10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $144,893,145, 1.38% - 3.00%, 1/31/21 - 11/15/27)	142,060,744	142,000,000
10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,026,359, 1.13% - 3.38%, 11/15/19 - 5/15/28)	101,043,206	101,000,000
2.21%, dated:
10/29/18 due 11/5/18 (Collateralized by U.S. Treasury Obligations valued at $330,540,956, 1.13% - 2.75%, 3/31/20 - 2/15/28)	324,139,230	324,000,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $379,463,330, 1.50% - 2.75%, 3/31/20 - 2/15/28)	372,022,837	372,000,000
MUFG Securities EMEA PLC at:
2.15%, dated 9/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,616,189, 1.25% - 2.75%, 2/28/19 - 5/15/27)	27,111,263	27,000,000
2.2%, dated:
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $194,061,293, 1.25% - 2.38%, 11/30/18 - 2/15/26)	190,394,778	190,000,000
10/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $109,379,484, 1.00% - 3.00%, 2/28/19 - 2/15/47)	107,215,783	107,000,000
10/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $61,201,204, 1.75% - 2.75%, 2/28/22 - 4/30/25)	60,080,667	60,000,000
10/29/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $54,054,803, 1.38% - 2.25%, 2/29/20 - 5/31/20)	53,035,628	53,000,000
(Collateralized by U.S. Treasury Obligations valued at $143,389,808, 2.25% - 2.88%, 12/31/23 - 2/15/46)	140,136,889	140,000,000
(Collateralized by U.S. Treasury Obligations valued at $34,677,993, 2.75%, 6/30/25)	34,060,256	34,000,000
10/30/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,040,326, 2.75%, 4/30/25)	53,087,450	53,000,000
10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,885,501, 2.63%, 8/15/20)	201,157,822	200,900,000
(Collateralized by U.S. Treasury Obligations valued at $171,731,992, 2.63%, 8/15/20)	168,215,600	168,000,000
11/1/18 due 11/7/18(f)	93,102,300	93,000,000
2.21%, dated:
10/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $73,373,377, 1.75% - 3.00%, 3/31/20 - 2/15/47)	72,014,760	71,900,000
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,692,714, 2.25%, 3/31/20)	34,073,053	34,000,000
10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $117,607,792, 1.13%, 8/31/21)	115,007,060	115,000,000
Natixis SA at 2.2%, dated:
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,097,763,026, 0.00% - 6.00%, 11/23/18 - 8/15/47)	1,076,870,650	1,074,900,000
10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,456,524, 0.00% - 3.38%, 4/11/19 - 11/15/42)	267,522,133	267,000,000
Nomura Securities International, Inc. at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,818,552,111, 0.00% - 7.63%, 11/8/18 - 5/15/48)	1,778,764,046	1,778,000,000
Norinchukin Bank at:
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $184,315,109, 3.63%, 2/15/20)	181,007,400	180,000,000
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $68,551,602, 2.63%, 11/15/20)	67,262,044	67,000,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $137,020,456, 1.50%, 8/15/26)	134,489,733	134,000,000
2.26%, dated 10/9/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $137,790,636, 1.50%, 8/15/26)	135,374,248	134,900,000
2.29%, dated:
10/11/18 due 12/17/18 (Collateralized by U.S. Treasury Obligations valued at $68,429,628, 1.50%, 8/15/26)	67,285,550	67,000,000
10/12/18 due 12/18/18 (Collateralized by U.S. Treasury Obligations valued at $68,425,150, 1.50%, 8/15/26)	67,285,550	67,000,000
2.3%, dated:
10/2/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $68,468,714, 1.50% - 2.63%, 11/15/20 - 8/15/26)	67,342,444	67,000,000
10/17/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $137,824,184, 1.50% - 2.00%, 8/15/26 - 11/15/26)	135,560,625	135,000,000
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $110,149,222, 1.50%, 8/15/26)	108,551,866	107,900,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $136,653,277, 1.50%, 8/15/26)	134,721,253	133,900,000
RBC Dominion Securities at:
2.19%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $205,136,078, 1.00% - 4.50%, 2/28/19 - 11/15/47)	201,085,593	201,000,000
2.2%, dated:
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,381,814, 1.25% - 3.00%, 5/31/19 - 11/15/44)	67,122,833	67,000,000
10/29/18 due 11/5/18 (Collateralized by U.S. Treasury Obligations valued at $272,392,917, 1.00% - 4.25%, 5/15/19 - 8/15/47)	267,114,217	267,000,000
2.31%, dated:
10/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $206,246,529, 1.00% - 3.13%, 1/31/19 - 8/15/46)	203,192,473	202,000,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,794,025, 1.25% - 4.38%, 5/31/19 - 11/15/44)	134,756,653	134,000,000
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,767,785, 1.25% - 3.00%, 5/31/19 - 11/15/44)	134,722,260	134,000,000
10/23/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $136,758,938, 1.13% - 2.63%, 9/30/20 - 5/31/24)	134,679,268	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $136,759,027, 0.00% - 3.00%, 5/31/19 - 11/15/44)	134,687,867	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $82,667,814, 1.13% - 3.00%, 5/31/19 - 11/15/44)	81,431,393	81,000,000
2.32%, dated:
10/23/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,354,844, 1.13% - 4.38%, 5/31/19 - 11/15/47)	134,751,293	134,000,000
10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,370,933, 0.00% - 4.50%, 11/29/18 - 11/15/44)	67,358,376	67,000,000
RBC Financial Group at 2.14%, dated 9/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,210,765, 2.00% - 7.63%, 5/15/20 - 2/15/48)	268,939,936	268,000,000
RBS Securities, Inc. at:
2.2%, dated:
10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $207,148,588, 2.13% - 2.50%, 5/31/20 - 8/15/27)	203,086,839	203,000,000
10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $207,554,580, 2.25% - 3.38%, 8/15/27 - 5/15/44)	203,086,839	203,000,000
2.21%, dated:
10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $103,032,677, 2.00%, 1/15/21)	101,043,402	101,000,000
10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $206,052,714, 2.50% - 2.88%, 5/31/20 - 10/31/23)	202,086,804	202,000,000
SMBC Nikko Securities America, Inc. at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,607,573, 2.00% - 3.63%, 2/15/20 - 2/15/22)	280,017,189	280,000,000
Societe Generale at:
2.2%, dated 10/31/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $134,648,253, 0.00% - 2.88%, 1/31/19 - 2/28/25)	132,056,467	132,000,000
2.23%, dated 10/9/18 due 11/9/18 (Collateralized by U.S. Treasury Obligations valued at $306,432,631, 0.00% - 8.88%, 11/29/18 - 11/15/47)	298,572,243	298,000,000
Sumitomo Mitsui Trust Bank Ltd. at 2.27%, dated 10/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,143,363, 1.75%, 5/15/23)	53,046,787	53,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $29,657,900,000)		29,657,900,000
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $111,120,948,886)		111,120,948,886
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,129,094,252)
NET ASSETS - 100%		$109,991,854,634

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$35,776,000 due 11/01/18 at 2.20%
Credit Agricole CIB New York Branch	$30,910,015
Wells Fargo Securities LLC	4,865,985
$35,776,000
$12,335,409,000 due 11/01/18 at 2.21%
BNP Paribas, S.A.	$478,680,525
BNY Mellon Capital Markets LLC	478,680,525
Bank of America NA	1,320,679,568
Citibank NA	478,680,525
Credit Agricole CIB New York Branch	207,559,226
HSBC Securities (USA), Inc.	598,350,656
ING Financial Markets LLC	311,142,341
J.P. Morgan Securities, Inc.	2,985,051,751
Merrill Lynch, Pierce, Fenner & Smith, Inc.	430,812,472
Mizuho Securities USA, Inc.	981,295,076
RBC Dominion Securities, Inc.	1,823,772,799
Sumitomo Mitsu Bk Corp Ny (DI)	1,195,265,270
Wells Fargo Securities LLC	1,045,438,266
$12,335,409,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $51,726,835,000) — See accompanying schedule: Unaffiliated issuers (cost $111,120,948,886)		$111,120,948,886
Cash		281
Receivable for investments sold		265,721,455
Receivable for fund shares sold		2,070,367,203
Interest receivable		77,336,214
Prepaid expenses		202,910
Receivable from investment adviser for expense reductions		65,634
Other receivables		724,130
Total assets		113,535,366,713
Liabilities
Payable for investments purchased	$1,726,147,110
Payable for fund shares redeemed	1,609,450,746
Distributions payable	17,855,485
Accrued management fee	22,722,512
Distribution and service plan fees payable	4,248,667
Payable for reverse repurchase agreement	145,800,000
Other affiliated payables	15,614,238
Other payables and accrued expenses	1,673,321
Total liabilities		3,543,512,079
Net Assets		$109,991,854,634
Net Assets consist of:
Paid in capital		$109,991,818,154
Total distributable earnings (loss)		36,480
Net Assets		$109,991,854,634
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($7,252,689,712 ÷ 7,250,418,557 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($6,323,866,259 ÷ 6,322,162,874 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($37,307,550 ÷ 37,307,434 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($92,735,983,974 ÷ 92,733,112,789 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,485,192,298 ÷ 3,484,296,958 shares)		$1.00
Class K6:
Net Asset Value, offering price and redemption price per share ($156,814,841 ÷ 156,812,898 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Interest		$1,066,351,997
Expenses
Management fee	$133,180,351
Transfer agent fees	87,677,085
Distribution and service plan fees	27,306,472
Accounting fees and expenses	1,491,757
Custodian fees and expenses	231,071
Independent trustees' fees and expenses	246,333
Registration fees	4,260,720
Audit	33,234
Legal	87,085
Interest	681,052
Miscellaneous	234,125
Total expenses before reductions	255,429,285
Expense reductions	(1,017,394)
Total expenses after reductions		254,411,891
Net investment income (loss)		811,940,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		77,886
Total net realized gain (loss)		77,886
Net increase in net assets resulting from operations		$812,017,992

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$811,940,106	$705,024,922
Net realized gain (loss)	77,886	102,888
Net increase in net assets resulting from operations	812,017,992	705,127,810
Distributions to shareholders	(811,924,220)	–
Distributions to shareholders from net investment income	–	(705,043,329)
Total distributions	(811,924,220)	(705,043,329)
Share transactions - net increase (decrease)	5,503,320,187	19,989,963,825
Total increase (decrease) in net assets	5,503,413,959	19,990,048,306
Net Assets
Beginning of period	104,488,440,675	84,498,392,369
End of period	$109,991,854,634	$104,488,440,675
Other Information
Distributions in excess of net investment income end of period		$(54,825)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.003	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.005	.003	–B	–B	–B
Distributions from net investment income	(.005)	(.003)	–B	–B	–B
Total distributions	(.005)	(.003)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.52%	.27%	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.96%F	.96%	.97%	.99%	.99%F
Expenses net of fee waivers, if any	.95%F	.93%	.53%	.32%	.13%F
Expenses net of all reductions	.95%F	.93%	.53%	.32%	.13%F
Net investment income (loss)	1.03%F	.26%	.02%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$7,252,690	$8,466,153	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.005	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.006	.005	–B	–B	–B
Distributions from net investment income	(.006)	(.005)	–B	–B	–B
Total distributions	(.006)	(.005)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.65%	.50%	.02%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.71%	.72%	.74%	.74%F
Expenses net of fee waivers, if any	.70%F	.70%	.52%	.32%	.13%F
Expenses net of all reductions	.70%F	.70%	.52%	.32%	.13%F
Net investment income (loss)	1.28%F	.49%	.03%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,323,866	$6,913,180	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.005
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.007	.005
Distributions from net investment income	(.007)	(.005)
Total distributions	(.007)	(.005)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.65%	.48%
Ratios to Average Net AssetsE
Expenses before reductions	.71%F	.72%F
Expenses net of fee waivers, if any	.70%F	.70%F
Expenses net of all reductions	.69%F	.69%F
Net investment income (loss)	1.29%F	.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$37,308	$29,889

 A For the period July 6, 2017 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.79%	.78%	.12%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.42%	.42%	.26%	.11%	.11%
Expenses net of all reductions	.42%E	.42%	.42%	.26%	.11%	.11%
Net investment income (loss)	1.56%E	.81%	.14%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$92,735,984	$86,131,220	$63,580,065	$31,943,681	$16,461,419	$15,286,372

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.009	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.008	.009	.002	–B	–B
Distributions from net investment income	(.008)	(.009)	(.002)	–B	–B
Total distributions	(.008)	(.009)	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.84%	.89%	.22%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.37%	.38%	.37%F
Expenses net of fee waivers, if any	.32%F	.32%	.32%	.29%	.14%F
Expenses net of all reductions	.32%F	.32%	.32%	.29%	.14%F
Net investment income (loss)	1.66%F	.89%	.24%	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,485,192	$2,901,645	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Class K6

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.003
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.009	.003
Distributions from net investment income	(.009)	(.003)
Total distributions	(.009)	(.003)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.88%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.27%F
Expenses net of fee waivers, if any	.25%F	.25%F
Expenses net of all reductions	.25%F	.25%F
Net investment income (loss)	1.73%F	1.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$156,815	$46,354

 A For the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $724,124 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$111,120,948,886

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $142,420,052 and the weighted average interest rate was 1.51% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$19,074,046	$1,950,624
Daily Money Class	-%	.25%	8,193,354	735,773
Advisor M Class	-%	.25%	39,072	2,470
			$27,306,472	$2,688,867

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	$7,629,618.20
Daily Money Class	6,554,683.20
Advisor M Class	31,257.20
Fidelity Government Money Market Fund	71,894,048.16
Premium Class	1,562,733.10
Class K6	4,746.01
	$87,677,085

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .00%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$164,048
Daily Money Class	.70%	210,521
Advisor M Class	.70%	995
Premium Class	.32%	614,828
Class K6	.25%	9,143
		$999,535

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16,320. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Advisor M Class	$1,529
Class K6	10
$1,539

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2018	Year ended April 30, 2018(a)
Distributions to shareholders
Capital Reserves Class	$39,434,949	$–
Daily Money Class	42,228,964	–
Advisor M Class	204,783	–
Fidelity Government Money Market Fund	702,926,512	–
Premium Class	26,285,252	–
Class K6	843,760	–
Total	$811,924,220	$–
From net investment income
Capital Reserves Class	$–	$24,366,458
Daily Money Class	–	37,205,910
Advisor M Class	–	83,680
Fidelity Government Money Market Fund	–	619,436,340
Premium Class	–	23,910,090
Class K6	–	40,851
Total	$–	$705,043,329

 (a) Distributions for Advisor Class M are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period from January 24, 2018 (commencement of sale of shares) to April 30, 2018.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2018	Year ended April 30, 2018(a)
Capital Reserves Class
Shares sold	17,350,006,619	36,580,270,205
Reinvestment of distributions	24,570,656	15,484,114
Shares redeemed	(18,587,693,933)	(38,457,527,148)
Net increase (decrease)	(1,213,116,658)	(1,861,772,829)
Daily Money Class
Shares sold	12,145,380,510	26,262,228,228
Reinvestment of distributions	30,091,486	26,284,669
Shares redeemed	(12,764,674,343)	(27,520,561,309)
Net increase (decrease)	(589,202,347)	(1,232,048,412)
Advisor M Class
Shares sold	44,672,468	83,767,381
Reinvestment of distributions	196,015	77,974
Shares redeemed	(37,449,797)	(53,956,607)
Net increase (decrease)	7,418,686	29,888,748
Fidelity Government Money Market Fund
Shares sold	166,991,743,066	284,785,710,724
Issued in exchange for the shares of Retirement Government Money Market Portfolio	–	2,486,763,160
Issued in exchange for the shares of Retirement Government Money Market II Portfolio	–	8,623,538,894
Reinvestment of distributions	639,898,522	566,170,653
Shares redeemed	(161,027,280,201)	(273,911,398,077)
Net increase (decrease)	6,604,361,387	22,550,785,354
Premium Class
Shares sold	1,500,771,140	2,170,687,512
Reinvestment of distributions	25,426,119	23,320,887
Shares redeemed	(942,797,381)	(1,737,251,092)
Net increase (decrease)	583,399,878	456,757,307
Class K6
Shares sold	139,473,835	50,660,509
Reinvestment of distributions	843,285	40,812
Shares redeemed	(29,857,879)	(4,347,664)
Net increase (decrease)	110,459,241	46,353,657

 (a) Share transactions for Advisor Class M are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On September 22, 2017, the Fund acquired all of the assets and assumed all of the liabilities of Retirement Government Money Market Portfolio and Retirement Government Money Market II Portfolio ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisitions were accomplished by an exchange of 2,486,763,160 shares of Retirement Government Money Market Portfolio and 8,623,538,894 shares of Retirement Government Money Market II Portfolio (valued at $1.00 per share, respectively) for shares of the Fidelity Government Money Market Fund class of the Fund on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Retirement Government Money Market Portfolio's net assets of $2,487,291,470 including securities of $2,487,829,410 and Retirement Government Money Market II Portfolio's net assets of $8,624,995,036 including securities of $8,625,662,170 were combined with the Fund's net assets of $88,607,499,007 for total net assets after the acquisition of $99,719,785,513.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$702,155,990
Total net realized gain (loss)	97,038
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$702,253,028

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since September 22, 2017.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Capital Reserves Class	.95%
Actual		$1,000.00	$1,005.20	$4.80
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Daily Money Class	.70%
Actual		$1,000.00	$1,006.50	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Advisor M Class	.70%
Actual		$1,000.00	$1,006.50	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,007.90	$2.13
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Premium Class	.32%
Actual		$1,000.00	$1,008.40	$1.62
Hypothetical-C		$1,000.00	$1,023.59	$1.63
Class K6	.25%
Actual		$1,000.00	$1,008.80	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, before the Board approved an amended and restated management contract for the fund as discussed below, the fund was compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below. Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity Government Money Market Fund

The Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Government Money Market - Net
Government Money Market - Gross
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
34
34
34
32
32
28
27
28
29
29
42
22
21
25
25
25
25
25
25
25
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	22%	20%	23%	32%	33%
Funds	191	180	156	131	142
ASPG Quartile	1st	1st	2nd	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Premium Class ranked below the competitive median for 2017, the total expense ratio of the retail class ranked equal to the competitive median for 2017, and the total expense ratio of each of the Daily Money Class, Capital Reserves Class, and Class M ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board noted that the total expense ratio of each class was above the competitive median because of its 12b-1 fee. The Board considered that the competitive reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each class ranked below the median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Class M, Class K6, and Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, and 0.32% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Flex℠ Funds Fidelity Flex℠ Government Money Market Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of October 31, 2018

Days	% of fund's investments 10/31/18
1 - 7	64.1
8 - 30	17.3
31 - 60	6.8
61 - 90	3.6
91 - 180	6.7
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2018
U.S. Treasury Debt	13.0%
U.S. Government Agency Debt	20.3%
Repurchase Agreements	65.9%
Net Other Assets (Liabilities)	0.8%

Current 7-Day Yields

10/31/18
Fidelity Flex℠ Government Money Market Fund	2.23%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 13.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bills
11/8/18 to 4/18/19	2.03 to 2.44%	$2,600,000	$2,586,237
U.S. Treasury Notes
2/28/19	2.28	100,000	99,696
TOTAL U.S. TREASURY DEBT
(Cost $2,685,933)			2,685,933

U.S. Government Agency Debt - 20.3%
Federal Agencies - 20.3%
Fannie Mae
12/14/18 to 1/28/19	2.19 to 2.35	635,000	634,027
Federal Farm Credit Bank
5/6/19	2.18 (b)(c)	10,000	10,000
Federal Home Loan Bank
11/2/18 to 8/2/19	2.14 to 2.28 (b)	3,255,000	3,253,351
Federal Home Loan Bank
10/15/19	2.41 (d)	100,000	99,990
Freddie Mac
9/20/19	2.28 (d)	200,000	200,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,197,368)			4,197,368

U.S. Government Agency Repurchase Agreement - 32.4%
	Maturity Amount	Value
In a joint trading account at 2.21% dated 10/31/18 due 11/1/18 (Collateralized by U.S. Government Obligations) #	$967,059	$967,000
With:
Barclays Bank PLC at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $204,026, 4.00%, 10/1/48)	200,086	200,000
BMO Capital Markets Corp. at 2.21%, dated:
10/19/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $102,082, 2.50% - 5.00%, 10/1/25 - 10/15/53)	100,190	100,000
10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $204,075, 3.45% - 4.04%, 7/1/35 - 10/15/53)	200,086	200,000
BNP Paribas, SA at:
2.11%, dated 8/21/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,450, 0.00% - 3.00%, 10/31/20 - 9/15/48)	100,528	100,000
2.14%, dated 8/27/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $204,819, 0.00% - 6.63%, 4/30/20 - 9/15/48)	201,082	200,000
2.23%, dated 10/19/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $102,122, 0.00% - 6.63%, 4/30/20 - 10/1/48)	100,372	100,000
Citibank NA at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $1,020,221, 0.00% - 6.13%, 8/28/19 - 10/15/29)	1,000,430	1,000,000
ING Financial Markets LLC at:
2.21%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Government Obligations valued at $510,310, 2.13% - 4.50%, 2/15/41 - 8/20/48)	500,215	500,000
2.23%, dated 9/20/18 due 12/20/18 (Collateralized by U.S. Government Obligations valued at $51,254, 2.13% - 4.50%, 2/15/41 - 8/20/48)	50,282	50,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.2%, dated 10/5/18 due 11/5/18 (Collateralized by U.S. Government Obligations valued at $102,169, 3.50%, 2/20/48)	100,189	100,000
2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $1,020,125, 3.50%, 2/20/48)	1,000,430	1,000,000
Nomura Securities International, Inc. at 2.22%, dated 10/31/18 due:
11/1/18 (Collateralized by U.S. Government Obligations valued at $1,020,063, 4.00%, 9/1/48 - 9/20/48)	1,000,062	1,000,000
11/7/18 (Collateralized by U.S. Government Obligations valued at $510,032, 4.00%, 6/1/48)	500,216	500,000
RBC Capital Markets Corp. at 2.22%, dated 9/13/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $206,675, 2.41% - 4.00%, 12/1/22 - 8/1/48)	201,122	200,000
RBC Financial Group at:
2.2%, dated 9/20/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $205,265, 3.00% - 5.50%, 12/1/32 - 10/1/48)	200,733	200,000
2.31%, dated 10/16/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $102,105, 3.00% - 5.00%, 4/1/32 - 7/20/48)	100,578	100,000
2.35%, dated 10/26/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $102,270, 3.00% - 4.00%, 12/1/32 - 10/1/48)	100,588	100,000
2.36%, dated 10/29/18 due 11/7/18 (Collateralized by U.S. Government Obligations valued at $102,944, 3.00% - 5.00%, 12/1/32 - 7/20/48)	100,597	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $6,717,000)		6,717,000

U.S. Treasury Repurchase Agreement - 33.5%
With:
BMO Harris Bank NA at:
2.08%, dated 8/9/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $208,627, 3.75%, 11/15/18)	201,040	200,000
2.17%, dated 9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $105,431, 3.00%, 5/15/42)	100,422	100,000
BNP Paribas, SA at:
2.14%, dated 8/28/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,844, 0.00% - 8.00%, 11/8/18 - 2/15/37)	201,082	200,000
2.15%, dated:
9/6/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,382, 1.44% - 4.75%, 1/31/20 - 2/15/37)	100,538	100,000
9/7/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,376, 0.00% - 4.75%, 1/3/19 - 8/15/47)	100,538	100,000
2.16%, dated:
9/10/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,986, 0.00% - 2.88%, 1/3/19 - 2/15/46)	100,546	100,000
9/14/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,297, 0.00% - 8.13%, 12/6/18 - 7/31/20)	100,360	100,000
2.17%, dated:
9/12/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,366, 1.00% - 9.00%, 11/15/18 - 2/15/31)	100,543	100,000
9/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,313, 0.00% - 8.00%, 12/6/18 - 2/15/37)	100,362	100,000
2.19%, dated 9/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,574, 1.25% - 4.75%, 1/31/20 - 5/15/43)	201,095	200,000
2.2%, dated:
9/24/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,237, 0.00% - 4.75%, 1/3/19 - 2/15/37)	100,367	100,000
9/26/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,323, 0.00% - 8.00%, 1/3/19 - 2/15/37)	100,373	100,000
2.21%, dated:
10/2/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,248, 0.00% - 8.00%, 11/30/18 - 2/15/37)	100,381	100,000
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,256, 0.00% - 8.00%, 12/20/18 - 11/15/21)	100,374	100,000
2.22%, dated 10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,202, 0.00% - 4.75%, 12/6/18 - 5/15/43)	100,370	100,000
Commerz Markets LLC at:
2.23%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $204,041, 1.75% - 3.00%, 10/31/20 - 9/30/25)	200,087	200,000
2.24%, dated 10/25/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $204,092, 1.25% - 2.13%, 5/31/22 - 2/15/26)	200,087	200,000
Deutsche Bank Securities, Inc. at:
2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $306,095, 2.75%, 5/31/23)	300,129	300,000
2.23%, dated 10/26/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $102,132, 2.75%, 5/31/23)	100,043	100,000
Fixed Income Clearing Corp. - BNYM at 2.21%, dated 10/31/18 due 11/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,087, 2.25%, 2/15/27)	1,000,061	1,000,000
Lloyds Bank PLC at:
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $102,529, 2.63% - 6.00%, 11/15/20 - 2/15/26)	100,547	100,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $51,386, 1.63% - 6.00%, 11/15/22 - 2/15/26)	50,283	50,000
MUFG Securities EMEA PLC at:
2.2%, dated:
10/4/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $108,894, 2.75%, 2/28/25)	100,208	100,000
10/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $109,573, 1.00%, 3/15/19)	100,202	100,000
10/29/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,163, 2.75%, 4/30/25)	100,067	100,000
10/31/18 due 11/7/18
(Collateralized by U.S. Treasury Obligations valued at $103,163, 2.63%, 8/15/20)	100,128	100,000
(Collateralized by U.S. Treasury Obligations valued at $110,175, 2.63%, 8/15/20)	100,128	100,000
2.21%, dated:
10/18/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $109,369, 2.25%, 3/31/20)	100,160	100,000
10/22/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $105,408, 2.38%, 5/15/27)	100,215	100,000
Natixis SA at 2.2%, dated:
10/15/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,096, 1.63% - 2.88%, 7/31/20 - 8/15/45)	100,183	100,000
10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,050, 1.63% - 2.75%, 7/31/20 - 7/31/23)	100,196	100,000
Nomura Securities International, Inc. at 2.21%, dated 10/30/18 due 11/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,020,152, 0.00% - 6.25%, 11/8/18 - 11/15/45)	1,000,430	1,000,000
Norinchukin Bank at:
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $55,409, 2.63%, 11/15/20)	50,280	50,000
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $55,409, 2.63%, 11/15/20)	50,196	50,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,365	100,000
2.26%, dated 10/9/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,352	100,000
2.29%, dated:
10/11/18 due 12/17/18 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,426	100,000
10/12/18 due 12/18/18 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,426	100,000
2.3%, dated 10/2/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,511	100,000
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,604	100,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $105,782, 2.63%, 11/15/20)	100,613	100,000
RBC Dominion Securities at:
2.31%, dated:
10/17/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,133, 1.25% - 3.00%, 9/30/20 - 11/15/44)	100,590	100,000
10/19/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,135, 2.00% - 2.75%, 6/30/23 - 6/30/25)	100,565	100,000
10/23/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,136, 1.13% - 2.25%, 3/31/21 - 5/31/24)	100,507	100,000
2.32%, dated 10/25/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,064, 1.38% - 4.50%, 9/30/19 - 11/15/47)	100,535	100,000
RBC Financial Group at 2.14%, dated 9/11/18 due 11/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,389, 2.25% - 7.63%, 7/15/21 - 8/15/47)	100,351	100,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $6,950,000)		6,950,000
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $20,550,301)		20,550,301
NET OTHER ASSETS (LIABILITIES) - 0.8%		162,618
NET ASSETS - 100%		$20,712,919

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$967,000 due 11/01/18 at 2.21%
BNP Paribas, S.A.	$37,525
BNY Mellon Capital Markets LLC	37,525
Bank of America NA	103,531
Citibank NA	37,525
Credit Agricole CIB New York Branch	16,271
HSBC Securities (USA), Inc.	46,906
ING Financial Markets LLC	24,391
J.P. Morgan Securities, Inc.	234,005
Merrill Lynch, Pierce, Fenner & Smith, Inc.	33,772
Mizuho Securities USA, Inc.	76,926
RBC Dominion Securities, Inc.	142,970
Sumitomo Mitsu Bk Corp Ny (DI)	93,699
Wells Fargo Securities LLC	81,954
$967,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $13,667,000) — See accompanying schedule: Unaffiliated issuers (cost $20,550,301)		$20,550,301
Cash		876
Receivable for fund shares sold		143,779
Interest receivable		18,042
Total assets		20,712,998
Liabilities
Payable for fund shares redeemed	$72
Distributions payable	7
Total liabilities		79
Net Assets		$20,712,919
Net Assets consist of:
Paid in capital		$20,712,873
Total distributable earnings (loss)		46
Net Assets, for 20,712,873 shares outstanding		$20,712,919
Net Asset Value, offering price and redemption price per share ($20,712,919 ÷ 20,712,873 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2018 (Unaudited)
Investment Income
Interest		$269,016
Expenses
Independent trustees' fees and expenses	$66
Total expenses before reductions	66
Expense reductions	(45)
Total expenses after reductions		21
Net investment income (loss)		268,995
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33
Total net realized gain (loss)		33
Net increase in net assets resulting from operations		$269,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2018 (Unaudited)	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$268,995	$151,689
Net realized gain (loss)	33	15
Net increase in net assets resulting from operations	269,028	151,704
Distributions to shareholders	(268,987)	–
Distributions to shareholders from net investment income	–	(151,766)
Total distributions	(268,987)	(151,766)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	9,035,447	53,172,617
Reinvestment of distributions	204,250	127,658
Cost of shares redeemed	(42,211,346)	(4,621,487)
Net increase (decrease) in net assets and shares resulting from share transactions	(32,971,649)	48,678,788
Total increase (decrease) in net assets	(32,971,608)	48,678,726
Net Assets
Beginning of period	53,684,527	5,005,801
End of period	$20,712,919	$53,684,527

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2018	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.012	.001
Net realized and unrealized gain (loss)	–B	–B	–
Total from investment operations	.010	.012	.001
Distributions from net investment income	(.010)	(.012)	(.001)
Total distributions	(.010)	(.012)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	1.00%	1.23%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	1.93%G	1.39%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,713	$53,685	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$20,550,301

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $45.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period-B May 1, 2018 to October 31, 2018
Actual	- %-C	$1,000.00	$1,010.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZGY-SANN-1218
1.9881598.101

Fidelity Series® Treasury Bill Index Fund Semi-Annual Report October 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of October 31, 2018
U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills, yield at date of purchase 2.2% to 2.46% 2/7/19 to 5/2/19
(Cost $715,577,946)	722,075,000	715,456,052
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $715,577,946)		715,456,052
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.23% (a)
(Cost $2,252,176)	2,251,726	2,252,176
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $717,830,122)		717,708,228
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,745,258)
NET ASSETS - 100%		$715,962,970

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,901
Total	$9,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$715,456,052	$--	$715,456,052	$--
Money Market Funds	2,252,176	2,252,176	--	--
Total Investments in Securities:	$717,708,228	$2,252,176	$715,456,052	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $715,577,946)	$715,456,052
Fidelity Central Funds (cost $2,252,176)	2,252,176
Total Investment in Securities (cost $717,830,122)		$717,708,228
Receivable for investments sold		292,045,226
Receivable for fund shares sold		241
Distributions receivable from Fidelity Central Funds		4,477
Total assets		1,009,758,172
Liabilities
Payable for investments purchased	$272,204,289
Payable for fund shares redeemed	21,589,353
Other payables and accrued expenses	1,560
Total liabilities		293,795,202
Net Assets		$715,962,970
Net Assets consist of:
Paid in capital		$716,190,371
Total distributable earnings (loss)		(227,401)
Net Assets, for 71,619,036 shares outstanding		$715,962,970
Net Asset Value, offering price and redemption price per share ($715,962,970 ÷ 71,619,036 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to October 31, 2018 (Unaudited)
Investment Income
Interest		$3,014,545
Income from Fidelity Central Funds		9,901
Total income		3,024,446
Expenses
Custodian fees and expenses	$1,559
Independent trustees' fees and expenses	388
Total expenses		1,947
Net investment income (loss)		3,022,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(105,619)
Total net realized gain (loss)		(105,619)
Change in net unrealized appreciation (depreciation) on investment securities		(121,894)
Net gain (loss)		(227,513)
Net increase (decrease) in net assets resulting from operations		$2,794,986

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to October 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,022,499
Net realized gain (loss)	(105,619)
Change in net unrealized appreciation (depreciation)	(121,894)
Net increase (decrease) in net assets resulting from operations	2,794,986
Distributions to shareholders	(3,022,387)
Total distributions	(3,022,387)
Share transactions
Proceeds from sales of shares	741,933,243
Reinvestment of distributions	3,022,385
Cost of shares redeemed	(28,765,257)
Net increase (decrease) in net assets resulting from share transactions	716,190,371
Total increase (decrease) in net assets	715,962,970
Net Assets
Beginning of period	–
End of period	$715,962,970
Other Information
Shares
Sold	74,193,324
Issued in reinvestment of distributions	302,238
Redeemed	(2,876,526)
Net increase (decrease)	71,619,036

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Treasury Bill Index Fund

Six months ended (Unaudited) October 31,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.045
Net realized and unrealized gain (loss)	(.001)
Total from investment operations	.044
Distributions from net investment income	(.044)
Total distributions	(.044)
Net asset value, end of period	$10.00
Total ReturnC	.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$715,963

 A For the period August 17, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2018

1. Organization.

Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,195,314
Gross unrealized depreciation	(419)
Net unrealized appreciation (depreciation)	$2,194,895
Tax cost	$715,513,333

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 17, 2018 to October 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2018 to October 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2018	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,004.40	$---C,D
Hypothetical-E		$1,000.00	$1,025.21	$---D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than $.005.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the period August 17, 2018 to October 31, 2018).

 D Amount represents less than $.005

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Treasury Bill Index Fund

On July 19, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed, 0.014% through June 30, 2020.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees, there is no issue of FMR sharing economies of scale with the fund to the extent assets increase.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XSB-SANN-1218
1.9891220.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2018